UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22800

Ivy High Income Opportunities Fund

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy High Income Opportunities Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 1.0%
True Religion Apparel, Inc. (A)(B)	34	$2,624

Total Consumer Discretionary – 1.0%		2,624
Energy
Coal & Consumable Fuels – 0.0%
Foresight Energy L.P.	11	48

Oil & Gas Equipment & Services – 0.5%
Key Energy Services, Inc. (A)	67	794
Larchmont Resources LLC (A)(C)(D)	2	552

		1,346

Oil & Gas Exploration & Production – 0.2%
Midstates Petroleum Co., Inc. (A)	32	528

Total Energy – 0.7%		1,922

TOTAL COMMON STOCKS – 1.7%		$4,546
(Cost: $2,640)

PREFERRED STOCKS
Consumer Staples
Agricultural Products – 0.4%
Pinnacle Agriculture Enterprises LLC (A)(B)(C)	1,358	1,112

Total Consumer Staples – 0.4%		1,112
Energy
Oil & Gas Exploration & Production – 1.2%
Targa Resources Corp., 9.500% (A)(C)	3	3,299

Total Energy – 1.2%		3,299

TOTAL PREFERRED STOCKS – 1.6%		$4,411
(Cost: $3,909)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Advertising – 0.2%
Acosta, Inc., 7.750%, 10-1-22 (E)	$180	131
Outfront Media Capital LLC and Outfront Media Capital Corp., 5.625%, 2-15-24	387	409

		540

Apparel Retail – 0.9%
Hot Topic, Inc., 9.250%, 6-15-21 (E)(F)	2,509	2,384

Automotive Retail – 0.7%
Allison Transmission, Inc., 5.000%, 10-1-24(E)	315	325
Penske Automotive Group, Inc., 5.500%, 5-15-26	218	221
Sonic Automotive, Inc., 5.000%, 5-15-23 (F)	1,379	1,331

		1,877

Broadcasting – 5.8%
Clear Channel International B.V., 8.750%, 12-15-20 (E)		282	291
Clear Channel Outdoor Holdings, Inc., 6.500%, 11-15-22 (F)		2,289	2,326
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3-15-20		54	53
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3-15-20 (F)		10,000	9,800
Cumulus Media, Inc., 7.750%, 5-1-19 (G)		2,000	360
Sirius XM Radio, Inc., 4.625%, 5-15-23 (E)(F)		2,559	2,614

			15,444

Cable & Satellite – 19.0%
Altice Financing S.A.:
6.625%, 2-15-23 (E)		832	871
7.500%, 5-15-26 (E)(F)		1,425	1,518
Altice S.A.:
7.250%, 5-15-22 (E)(H)	EUR	152	185
7.750%, 5-15-22 (E)(F)		$12,803	12,547
6.250%, 2-15-25 (E)(H)	EUR	184	216
7.625%, 2-15-25 (E)(F)		$9,620	9,211
Altice U.S. Finance I Corp., 5.500%, 5-15-26 (E)		879	896
Block Communications, Inc., 6.875%, 2-15-25 (E)		269	282
Cablevision Systems Corp., 5.875%, 9-15-22(F)		1,461	1,439
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5-1-26 (E)		485	497
5.000%, 2-1-28 (E)		1,642	1,597
DISH DBS Corp.:
6.750%, 6-1-21 (F)		7,500	7,884
5.875%, 7-15-22 (F)		2,000	2,010
5.875%, 11-15-24		212	206
7.750%, 7-1-26		657	691
Neptune Finco Corp.:
10.125%, 1-15-23 (E)		831	936
6.625%, 10-15-25 (E)		394	427
10.875%, 10-15-25 (E)		594	705
Numericable – SFR S.A., 7.375%, 5-1-26 (E)(F)		3,970	4,089
VTR Finance B.V., 6.875%, 1-15-24 (E)(F)		3,584	3,781
WaveDivision Escrow LLC and WaveDivision Escrow Corp., 8.125%, 9-1-20 (E)		569	580

			50,568

Casinos & Gaming – 3.5%
Everi Payments, Inc., 7.500%, 12-15-25 (E)		1,684	1,669
Gateway Casinos & Entertainment Ltd., 8.250%, 3-1-24 (E)		983	1,052
Golden Nugget, Inc.:
6.750%, 10-15-24 (E)(F)		2,466	2,509
8.750%, 10-1-25 (E)		986	1,036
Studio City Finance Ltd., 8.500%, 12-1-20 (E)(F)		2,100	2,147
Wynn Macau Ltd.:
4.875%, 10-1-24 (E)		340	342
5.500%, 10-1-27 (E)		494	499

			9,254

Department Stores – 0.2%
Bon-Ton Stores, Inc. (The), 8.000%, 6-15-21	2,224	628

Education Services – 2.8%
Laureate Education, Inc., 8.250%, 5-1-25 (E)(F)	6,858	7,269

Leisure Facilities – 0.2%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.375%, 4-15-27 (E)	471	494

Movies & Entertainment – 1.7%
Cinemark USA, Inc.:
5.125%, 12-15-22 (F)	164	168
4.875%, 6-1-23 (F)	1,551	1,570
EMI Music Publishing Group North America Holdings, 7.625%, 6-15-24 (E)	523	575
WMG Acquisition Corp., 6.750%, 4-15-22 (E)(F)	1,979	2,068

		4,381

Publishing – 0.9%
E.W. Scripps Co., 5.125%, 5-15-25 (E)	142	141
MDC Partners, Inc., 6.500%, 5-1-24 (E)(F)	2,098	2,109

		2,250

Restaurants – 0.7%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc., 5.000%, 10-15-25 (E)	1,878	1,892

Specialized Consumer Services – 0.5%
Nielsen Co. (Luxembourg) S.a.r.l. (The), 5.500%, 10-1-21 (E)(F)	1,396	1,434

Specialty Stores – 2.4%
Arch Merger Sub, Inc., 8.500%, 9-15-25 (E)	356	329
Cumberland Farms, Inc., 6.750%, 5-1-25 (E)	770	816
Jo-Ann Stores Holdings, Inc. (9.750% Cash or 10.500% PIK), 9.750%, 10-15-19 (E)(F)(I)	5,454	5,345

		6,490

Total Consumer Discretionary – 39.5%		104,905
Consumer Staples
Food Distributors – 0.9%
Performance Food Group, Inc., 5.500%, 6-1-24 (E)	1,054	1,088
U.S. Foods, Inc., 5.875%, 6-15-24 (E)	1,330	1,396

		2,484

Packaged Foods & Meats – 4.8%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.), 7.750%, 10-28-20 (E)	200	204
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24 (E)(F)	1,892	1,828
5.750%, 6-15-25 (E)	1,794	1,727
Pilgrim’s Pride Corp.:
5.750%, 3-15-25 (E)	147	152
5.875%, 9-30-27 (E)	1,012	1,042

Post Holdings, Inc.:
5.500%, 3-1-25 (E)	346	358
8.000%, 7-15-25 (E)	545	613
5.000%, 8-15-26 (E)	523	514
5.750%, 3-1-27 (E)	2,222	2,261
Simmons Foods, Inc., 5.750%, 11-1-24 (E)(F)	4,255	4,218

		12,917

Personal Products – 0.1%
Revlon Consumer Products Corp., 5.750%, 2-15-21	361	273

Total Consumer Staples – 5.8%		15,674
Energy
Oil & Gas Drilling – 0.9%
KCA Deutag UK Finance plc, 7.250%, 5-15-21 (E)(F)	617	598
Noble Holding International Ltd., 7.750%, 1-15-24	459	395
Offshore Drilling Holding S.A., 8.375%, 9-20-20 (E)(F)(J)	3,385	1,388
Offshore Group Investment Ltd., 0.000%, 11-1-19 (B)(K)	883	–	*
Trinidad Drilling Ltd., 6.625%, 2-15-25 (E)	23	22

		2,403

Oil & Gas Equipment & Services – 0.6%
Brand Energy & Infrastructure Services, Inc., 8.500%, 7-15-25 (E)	734	771
SESI LLC:
7.125%, 12-15-21	493	505
7.750%, 9-15-24 (E)	188	200

		1,476

Oil & Gas Exploration & Production – 5.5%
Bellatrix Exploration Ltd., 8.500%, 5-15-20 (E)	1,239	1,171
California Resources Corp., 8.000%, 12-15-22 (E)	1,178	972
Carrizo Oil & Gas, Inc., 7.500%, 9-15-20	375	382
Continental Resources, Inc. (GTD by Banner Pipeline Co. LLC and CLR Asset Holdings LLC), 5.000%, 9-15-22	594	603
Crownrock L.P., 5.625%, 10-15-25 (E)(F)	2,927	2,942
EnCana Corp., 6.500%, 8-15-34	512	632
Endeavor Energy Resources L.P.:
5.500%, 1-30-26 (E)	1,014	1,032
5.750%, 1-30-28 (E)	1,014	1,041
Laredo Petroleum, Inc., 6.250%, 3-15-23	339	351
Parsley Energy LLC and Parsley Finance Corp., 5.625%, 10-15-27 (E)	683	698
PDC Energy, Inc., 6.125%, 9-15-24	179	185
Seven Generations Energy Ltd.:
6.750%, 5-1-23 (E)(F)	1,951	2,073
5.375%, 9-30-25 (E)	975	985
Ultra Resources, Inc., 6.875%, 4-15-22 (E)	565	566
Whiting Petroleum Corp.:
5.750%, 3-15-21	543	558
6.625%, 1-15-26 (E)	510	520

		14,711

Oil & Gas Refining & Marketing – 0.4%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.), 6.125%, 10-1-24	468	482
QEP Resources, Inc., 5.625%, 3-1-26	628	637

		1,119

Total Energy – 7.4%		19,709
Financials
Consumer Finance – 3.3%
Creditcorp, 12.000%, 7-15-18 (E)(F)	5,248	4,776
CURO Financial Technologies Corp., 12.000%, 3-1-22 (E)(F)	2,000	2,200
Quicken Loans, Inc., 5.750%, 5-1-25 (E)(F)	1,688	1,747

		8,723

Insurance Brokers – 1.5%
NFP Corp., 6.875%, 7-15-25 (E)(F)	3,971	4,001

Investment Banking & Brokerage – 0.1%
VHF Parent LLC, 6.750%, 6-15-22 (E)	340	358

Other Diversified Financial Services – 4.8%
AAF Holdings LLC and AAF Finance Co. (12.000% Cash or 12.750% PIK), 12.000%, 7-1-19 (E)(I)	837	862
Balboa Merger Sub, Inc., 11.375%, 12-1-21 (E)	2,687	2,927
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.250%, 2-1-22 (E)	1,523	1,557
6.375%, 12-15-25 (E)	508	508
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK), 10.625%, 5-1-19 (E)(F)(I)	7,064	6,799

		12,653

Specialized Finance – 2.7%
Flexi-Van Leasing, Inc., 7.875%, 8-15-18 (E)(F)	2,508	2,496
TMX Finance LLC and TitleMax Finance Corp., 8.500%, 9-15-18 (E)(F)	4,985	4,561

		7,057

Thrifts & Mortgage Finance – 0.5%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6-15-25 (E)	1,220	1,281

Total Financials – 12.9%		34,073
Health Care
Health Care Facilities – 2.6%
DaVita HealthCare Partners, Inc., 5.125%, 7-15-24	242	244

Greatbatch Ltd., 9.125%, 11-1-23 (E)(F)	1,423	1,544
HCA, Inc. (GTD by HCA Holdings, Inc.), 5.250%, 6-15-26	183	194
MPH Acquisition Holdings LLC, 7.125%, 6-1-24 (E)	870	927
Surgery Center Holdings, Inc., 8.875%, 4-15-21 (E)	1,608	1,664
Tenet Healthcare Corp.:
7.500%, 1-1-22 (E)	164	172
8.125%, 4-1-22 (F)	2,087	2,124

		6,869

Health Care Supplies – 2.9%
Kinetic Concepts, Inc. and KCI USA, Inc., 12.500%, 11-1-21 (E)(F)	2,213	2,484
Universal Hospital Services, Inc., 7.625%, 8-15-20 (F)	5,152	5,152

		7,636

Life Sciences Tools & Services – 0.9%
Avantor, Inc.:
6.000%, 10-1-24 (E)	731	728
9.000%, 10-1-25 (E)	1,706	1,680

		2,408

Pharmaceuticals – 2.8%
Concordia Healthcare Corp.:
9.500%, 10-21-22 (E)(F)(G)	2,891	260
7.000%, 4-15-23 (E)(G)	154	14
IMS Health, Inc., 5.000%, 10-15-26 (E)	525	538
Jaguar Holding Co. II and Pharmaceutical Product Development LLC, 6.375%, 8-1-23 (E)	1,061	1,072
Valeant Pharmaceuticals International, Inc.:
7.000%, 10-1-20 (E)	729	735
5.500%, 3-1-23 (E)	48	44
5.500%, 11-1-25 (E)	488	497
9.000%, 12-15-25 (E)	351	366
VPII Escrow Corp., 7.500%, 7-15-21 (E)	829	844
VRX Escrow Corp.:
5.375%, 3-15-20 (E)	1,096	1,099
5.875%, 5-15-23 (E)	777	720
6.125%, 4-15-25 (E)	1,466	1,341

		7,530

Total Health Care – 9.2%		24,443
Industrials
Aerospace & Defense – 2.4%
KLX, Inc., 5.875%, 12-1-22 (E)(F)	2,475	2,592
TransDigm, Inc., 6.500%, 5-15-25	471	481
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7-15-22	1,000	1,022
6.500%, 7-15-24 (F)	2,260	2,317

		6,412

Air Freight & Logistics – 0.4%
XPO Logistics, Inc.:
6.500%, 6-15-22 (E)	577	602
6.125%, 9-1-23 (E)	315	333

		935

Building Products – 1.2%
Ply Gem Industries, Inc., 6.500%, 2-1-22	716	742
Summit Materials LLC and Summit Materials Finance Corp., 6.125%, 7-15-23 (F)	2,044	2,126
WESCO Distribution, Inc. (GTD by WESCO International, Inc.), 5.375%, 6-15-24	436	448

		3,316

Diversified Support Services – 1.0%
Ahern Rentals, Inc., 7.375%, 5-15-23 (E)(F)	2,037	1,915
Ritchie Bros. Auctioneers, Inc., 5.375%, 1-15-25 (E)	462	477
United Rentals (North America), Inc. (GTD by United Rentals, Inc.), 5.875%, 9-15-26	217	232

		2,624

Environmental & Facilities Services – 0.3%
GFL Environmental, Inc.:
9.875%, 2-1-21 (E)	389	410
5.625%, 5-1-22 (E)	339	352

		762

Security & Alarm Services – 1.6%
Prime Security Services Borrower LLC, 9.250%, 5-15-23 (E)(F)	3,826	4,247

Total Industrials – 6.9%		18,296
Information Technology
Application Software – 2.7%
Kronos Acquisition Holdings, Inc., 9.000%, 8-15-23 (E)(F)	3,668	3,430
Solera LLC and Solera Finance, Inc., 10.500%, 3-1-24 (E)	3,379	3,801

		7,231

Data Processing & Outsourced Services – 3.1%
Alliance Data Systems Corp.:
5.875%, 11-1-21 (E)	608	623
5.375%, 8-1-22 (E)(F)	1,853	1,867
Italics Merger Sub, Inc., 7.125%, 7-15-23 (E)(F)	5,170	5,286
j2 Cloud Services LLC and j2 Global, Inc., 6.000%, 7-15-25 (E)	468	493

		8,269

Electronic Components – 0.2%
TTM Technologies, Inc., 5.625%, 10-1-25 (E)	492	504

IT Consulting & Other Services – 1.4%
Cardtronics, Inc. and Cardtronics USA, Inc., 5.500%, 5-1-25 (E)	294	266
NCR Escrow Corp., 6.375%, 12-15-23 (F)	1,765	1,849
Pioneer Holding Corp., 9.000%, 11-1-22 (E)	1,461	1,510

		3,625

Semiconductors – 0.2%
Micron Technology, Inc., 5.500%, 2-1-25	414	433

Technology Hardware, Storage & Peripherals – 0.6%
Western Digital Corp., 10.500%, 4-1-24	1,278	1,481

Total Information Technology – 8.2%		21,543
Materials
Aluminum – 1.5%
Constellium N.V.:
6.625%, 3-1-25 (E)(F)	1,803	1,900
5.875%, 2-15-26 (E)	911	928
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8-15-24 (E)	674	706
5.875%, 9-30-26 (E)	446	455

		3,989

Commodity Chemicals – 0.6%
NOVA Chemicals Corp.:
4.875%, 6-1-24 (E)	1,215	1,212
5.250%, 6-1-27 (E)	486	485

		1,697

Construction Materials – 1.1%
Hillman Group, Inc. (The), 6.375%, 7-15-22 (E)(F)	3,027	3,019

Diversified Chemicals – 0.4%
PSPC Escrow Corp., 6.500%, 2-1-22 (E)	879	909

Diversified Metals & Mining – 0.0%
Artsonig Pty Ltd. (11.500% Cash or 12.000% PIK), 11.500%, 4-1-19 (E)(I)	2,902	2

Fertilizers & Agricultural Chemicals – 0.7%
Pinnacle Operating Corp., 9.000%, 5-15-23 (E)(F)	1,956	1,819

Metal & Glass Containers – 2.0%
ARD Finance S.A., 7.125%, 9-15-23	248	259
BakerCorp International, Inc., 8.250%, 6-1-19 (F)	5,007	4,582
HudBay Minerals, Inc.:
7.250%, 1-15-23 (E)	188	199
7.625%, 1-15-25 (E)	282	309

		5,349

Paper Packaging – 0.1%
Flex Acquisition Co., Inc., 6.875%, 1-15-25 (E)	321	333

Specialty Chemicals – 0.2%
Kraton Polymers LLC and Kraton Polymers Capital Corp., 7.000%, 4-15-25 (E)	475	508

Steel – 0.1%
U.S. Steel Corp., 8.375%, 7-1-21 (E)	242	263

Total Materials – 6.7%		17,888
Real Estate
Health Care REITs – 0.1%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.), 5.250%, 8-1-26	222	230

Total Real Estate – 0.1%		230
Telecommunication Services
Alternative Carriers – 1.4%
Consolidated Communications Finance II Co., 6.500%, 10-1-22	1,848	1,663
Level 3 Communications, Inc., 5.750%, 12-1-22 (F)	2,176	2,185

		3,848

Integrated Telecommunication Services – 13.7%
Frontier Communications Corp.:
6.250%, 9-15-21 (F)	10,811	7,676
10.500%, 9-15-22 (F)	4,155	3,142
7.125%, 1-15-23 (F)	195	130
6.875%, 1-15-25 (F)	562	364
11.000%, 9-15-25 (F)	1,564	1,149
GCI, Inc., 6.875%, 4-15-25 (F)	2,870	3,057
Olympus Merger Sub, Inc., 8.500%, 10-15-25 (E)(F)	6,035	5,960
Sprint Corp.:
7.250%, 9-15-21 (F)	11,196	11,853
7.875%, 9-15-23 (F)	2,735	2,913

		36,244

Wireless Telecommunication Service – 1.6%
Sable International Finance Ltd., 6.875%, 8-1-22 (E)(F)	1,490	1,579
Sprint Nextel Corp.:
9.000%, 11-15-18 (E)	99	104
7.000%, 8-15-20	218	231
11.500%, 11-15-21	178	215
T-Mobile USA, Inc.:
6.000%, 4-15-24	773	820
6.500%, 1-15-26 (F)	1,305	1,424

		4,373

Total Telecommunication Services – 16.7%		44,465

TOTAL CORPORATE DEBT SECURITIES – 113.4%		$301,226
(Cost: $309,582)

LOANS(L)
Consumer Discretionary
Advertising – 0.3%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps), 7.878%, 7-25-22	955	885

Apparel Retail – 2.3%
Talbots, Inc. (The) (ICE LIBOR plus 450 bps), 6.069%, 3-19-20	1,598	1,543
Talbots, Inc. (The) (ICE LIBOR plus 850 bps), 10.069%, 3-19-21	618	600
TRLG Intermediate Holdings LLC, 10.000%, 10-27-22	4,152	4,069

		6,212

Casinos & Gaming – 0.1%
Gateway Casinos & Entertainment Ltd. (ICE LIBOR plus 375 bps), 5.443%, 2-22-23	322	325

Department Stores – 1.2%
Belk, Inc. (ICE LIBOR plus 475 bps), 6.099%, 12-10-22	3,928	3,212

Education Services – 1.9%
Laureate Education, Inc. (ICE LIBOR plus 450 bps), 6.069%, 4-26-24	5,075	5,113

General Merchandise Stores – 2.8%
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps), 4.953%, 2-3-24	2,958	2,908
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 750 bps), 8.953%, 1-26-25	2,335	2,274
Orchard Acquisition Co. LLC (ICE LIBOR plus 600 bps), 7.313%, 2-8-19 (G)	4,531	2,379

		7,561

Home Furnishings – 0.7%
Serta Simmons Bedding LLC (ICE LIBOR plus 800 bps), 9.407%, 11-8-24	2,130	1,811

Housewares & Specialties – 0.4%
KIK Custom Products, Inc. (ICE LIBOR plus 450 bps), 6.175%, 8-26-22	1,162	1,169

Restaurants – 0.7%
NPC International, Inc. (ICE LIBOR plus 350 bps), 5.052%, 4-20-24	329	332
NPC International, Inc. (ICE LIBOR plus 750 bps), 9.052%, 4-18-25	1,346	1,373

		1,705

Specialized Consumer Services – 0.1%
Asurion LLC (ICE LIBOR plus 600 bps), 7.569%, 8-4-25	233		239

Specialty Stores – 0.5%
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps), 6.551%, 10-21-23	1,209		1,165

Total Consumer Discretionary – 11.0%			29,397
Consumer Staples
Food Distributors – 0.4%
Dairyland USA Corp. (ICE LIBOR plus 400 bps), 5.570%, 6-22-22	879		881

Hypermarkets & Super Centers – 0.4%
GOBP Holdings, Inc. (ICE LIBOR plus 825 bps), 9.943%, 10-21-22	979		978

Packaged Foods & Meats – 0.3%
Shearer’s Foods LLC (ICE LIBOR plus 675 bps), 8.443%, 6-30-22	748		688

Total Consumer Staples – 1.1%			2,547
Energy
Coal & Consumable Fuels – 1.4%
Foresight Energy LLC (ICE LIBOR plus 725 bps), 7.443%, 3-28-22	3,064		2,869
Westmoreland Coal Co. (ICE LIBOR plus 650 bps), 8.193%, 12-16-20	1,773		793

			3,662

Oil & Gas Drilling – 1.1%
KCA Deutag Alpha Ltd., 0.000%, 5-16-20 (M)	534		521
KCA Deutag Alpha Ltd. (ICE LIBOR plus 525 bps), 7.196%, 5-16-20	2,276		2,221
KCA Deutag Alpha Ltd. (ICE LIBOR plus 575 bps), 7.044%, 5-16-20	—	*	—	*

			2,742

Oil & Gas Equipment & Services – 0.5%
Larchmont Resources LLC (10.530% Cash or 10.530% PIK), 10.530%, 8-7-20 (B)(D)(I)	1,423		1,401

Oil & Gas Exploration & Production – 1.9%
California Resources Corp., 0.000%, 12-31-22 (M)	761		757
Chesapeake Energy Corp. (ICE LIBOR plus 750 bps), 8.954%, 8-23-21	3,879		4,123

			4,880

Oil & Gas Storage & Transportation – 1.0%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps), 12.319%, 2-16-21	1,032		981
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps), 7.319%, 8-12-20	1,765		1,717

			2,698

Total Energy – 5.9%			15,383

Financials
Asset Management & Custody Banks – 0.3%
Tortoise Borrower LLC, 0.000%, 11-20-24 (B)(M)	904	913

Insurance Brokers – 0.2%
NFP Corp. (ICE LIBOR plus 350 bps), 5.069%, 1-8-24	601	603

Investment Banking & Brokerage – 0.7%
Jane Street Group LLC (ICE LIBOR plus 450 bps), 5.880%, 8-25-22	1,865	1,887

Specialized Finance – 0.1%
Orchestra Borrower LLC and Orchestra Co-Issuer, Inc. (3-Month ICE LIBOR plus 375 bps), 5.135%, 12-30-21	286	288

Total Financials – 1.3%		3,691
Health Care
Life Sciences Tools & Services – 0.4%
Avantor, Inc. (ICE LIBOR plus 400 bps), 5.511%, 9-22-24	1,214	1,219

Total Health Care – 0.4%		1,219
Industrials
Building Products – 0.4%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps), 9.569%, 3-27-22	1,146	1,038

Construction & Engineering – 0.2%
Tensar International Corp. (ICE LIBOR plus 850 bps), 10.193%, 7-10-22	604	483

Diversified Support Services – 0.4%
USS Ultimate Holdings, Inc. (ICE LIBOR plus 375 bps), 5.319%, 8-25-24	566	569
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps), 9.319%, 8-25-25	472	476

		1,045

Industrial Conglomerates – 1.1%
Crosby Worldwide Ltd. (ICE LIBOR plus 300 bps), 4.446%, 11-22-20	453	441
PAE Holding Corp. (ICE LIBOR plus 550 bps), 7.124%, 10-20-22	2,084	2,096
PAE Holding Corp. (ICE LIBOR plus 950 bps), 11.124%, 10-20-23	370	370

		2,907

Industrial Machinery – 1.4%
Dynacast International LLC (ICE LIBOR plus 850 bps), 10.193%, 1-30-23(B)	3,719	3,719

Marine – 0.1%
Deck Chassis Acquisition, Inc., 0.000%, 6-15-23 (B)(M)	304	309

Total Industrials – 3.6%		9,501

Information Technology
Application Software – 0.3%
Applied Systems, Inc. (ICE LIBOR plus 700 bps), 8.693%, 9-18-25	788	815

Data Processing & Outsourced Services – 0.1%
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps), 8.630%, 5-1-25	381	384

Total Information Technology – 0.4%		1,199
Materials
Diversified Metals & Mining – 0.2%
EP Minerals LLC (ICE LIBOR plus 750 bps), 8.979%, 8-20-21 (B)	545	546

Paper Packaging – 0.6%
FPC Holdings, Inc. (ICE LIBOR plus 800 bps), 9.693%, 5-27-20	1,618	1,575

Total Materials – 0.8%		2,121
Telecommunication Services
Integrated Telecommunication Services – 1.2%
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.350%, 10-10-24	3,200	3,207

Total Telecommunication Services – 1.2%		3,207

TOTAL LOANS – 25.7%		$68,265
(Cost: $71,654)

SHORT-TERM SECURITIES
Commercial Paper(N) – 0.2%
CVS Health Corp., 1.670%, 1-2-18	534	534

Master Note – 1.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.740%, 1-5-18 (O)	3,646	3,646

TOTAL SHORT-TERM SECURITIES – 1.6%		$4,180
(Cost: $4,180)

TOTAL INVESTMENT SECURITIES – 144.0%		$382,628
(Cost: $391,965)

BORROWINGS(P) – (45.9)%		(122,000)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.9%		5,028

NET ASSETS – 100.0%		$265,656

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities whose value was determined using significant unobservable inputs.

(C)	Restricted securities. At December 31, 2017, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Larchmont Resources LLC	12-8-16	2	$560	$552
Pinnacle Agriculture Enterprises LLC	3-10-17	1,358	617	1,112
Targa Resources Corp., 9.500%	10-24-17	3	3,292	3,299
			$4,469	$4,963
The total value of these securities represented 1.9% of net assets at December 31, 2017.

(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017 the total value of these securities amounted to $206,389 or 77.7% of net assets.

(F)	All or a portion of securities with an aggregate value of $137,812 have been pledged as collateral on open borrowings.

(G)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(H)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(I)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(J)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2017.

(K)	Zero coupon bond.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(N)	Rate shown is the yield to maturity at December 31, 2017.

(O)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(P)	Borrowings payable as a percentage of total investment securities is 31.9%.

The following forward foreign currency contracts were outstanding at December 31, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	333	U.S. Dollar	394	1-5-18	Morgan Stanley International	$—	$6

The Fund’s investments are reported at fair value. Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for the Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017:
	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$2,624
Energy	1,370	552	—
Total Common Stocks	$1,370	$552	$2,624
Preferred Stocks	—	3,299	1,112
Corporate Debt Securities	—	301,226	—	*
Loans	—	61,377	6,888
Short-Term Securities	—	4,180	—
Total	$1,370	$370,634	$10,624
Liabilities
Forward Foreign Currency Contracts	$—	$6	$—
Payable for Borrowing	$—	$122,000	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Loans
Beginning Balance 10-1-17	$—	$856	$8,538
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)	2,387	256	51
Purchases	237	—	1,238
Sales	—	—	—
Amortization/Accretion of premium/discount	—	—	6
Transfers into Level 3 during the period	—	—	—
Transfers out of Level 3 during the period	—	—	(2,945)
Ending Balance 12-31-17	$2,624	$1,112	$6,888
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-17	$2,387	$256	$51

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended December 31, 2017, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-17	Valuation Technique(s)	Unobservable Input(s)	Input value(s)
Assets
Common Stocks	$2,624	Market comparable approach	Adjusted EBITDA multiple	9.34x
Preferred Stocks	1,112	Market comparable approach	Adjusted EBITDA multiple	9.19x
			Illiquidity Discount	10%
Loans	6,888	Third-party valuation service	Broker quotes	N/A

Significant increases (decreases) in the adjusted revenue multiple and adjusted EBITDA multiple inputs could result in a higher (lower) fair value measurement. However, significant increases (decreases) in the illiquidity discount input could result in a lower (higher) fair value measurement.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:
Cost	$391,965

Gross unrealized appreciation	13,293
Gross unrealized depreciation	(22,630)

Net unrealized depreciation	$(9,337)

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy High Income Opportunities Fund
(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: February 28, 2018

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 28, 2018